Inventories, Net Of Customer Advances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Inventory, Net [Abstract]
Cost incurred on long-term contracts in progress		$ 901,775	$ 939,599
Raw materials		124,475	105,908
Advances to suppliers and subcontractors		40,207	48,223
Inventory, gross		1,066,457	1,093,730
Cost incurred on contracts in progress deducted from customer advances		78,623	80,331
Advances received from customers	[1]	70,282	72,555
Provision for losses on long-term contracts		80,441	72,045
Inventories, net of customer advances		$ 837,111	$ 868,799

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (see Note 14).